Consolidated VIE Included in Accompanying Consolidated Financial Statements (Detail) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2013 CNY (¥)
Current assets:
Cash and cash equivalents		$ 186,867			¥ 644,415	¥ 1,297,418	$ 242,698	¥ 1,685,054	¥ 1,458,856
Restricted cash		282,812				1,963,561		195,230
Inventories		638				4,431		13,539
Short-term investments		40,033				277,946		102,300
Prepaid expenses and other current assets		111,930				777,131		642,553
Deferred tax assets		6,245				43,362		31,113
Amounts due from related parties		26,302				182,615		105,137
Total current assets		749,233				5,201,923		3,469,034
Non-current assets:
Property and equipment, net		544,666				3,781,613		3,653,071
Intangible assets, net		140,766			1,404,453	977,341		1,274,166
Land use rights, net		24,146				167,646		64,682
Goodwill		252,912			1,755,970	1,755,970	252,912	1,755,970	¥ 410,500
Deferred tax assets		8,255				57,314		46,900
Other non-current assets		21,216				147,302		183,868
Long-term investments		43,046				298,871		201,504
Total non-current assets		1,039,838				7,219,601		7,378,676
Total assets		1,789,071				12,421,524		10,847,710
Current liabilities:
Short-term bank borrowings		242,500				1,683,676		276,000
Accounts and notes payable		76,274				529,569		482,622
Accrued expenses and other payables		113,484				787,916		637,957
Advance from customers		29,007				201,397		185,800
Income tax payable		3,154				21,899		49,959
Deferred revenue		46,093				320,023		342,105
Amount due to related parties		17,561				121,928		397,588
Current portion of capital lease obligation		35,103				243,723		140,488
Deferred government grants		736				5,107		6,332
Total current liabilities		629,967				4,373,857		2,821,019
Non-current liabilities:
Non-current portion of capital lease obligations		77,290				536,623		579,070
Unrecognized tax benefits		4,132				28,689		14,492
Deferred tax liabilities		39,565				274,700		293,212
Deferred government grants		3,728				25,886		31,288
Deferred revenue		9,006				62,531		68,535
Mandatorily redeemable noncontrolling interests		100,821			773,706	700,000	$ 113,817	790,229
Total non-current liabilities		172,353				1,196,650		3,202,087
Total liabilities		802,320				5,570,507		6,023,106
Net revenues		524,525	¥ 3,641,774	¥ 3,634,372	2,876,447
Net profit (loss)		(134,224)	(931,922)	(401,275)	(328,477)
Net cash provided by operating activities		12,046	83,620	216,834	325,365
Net cash (used in) provided by investing activities		(121,132)	(841,017)	(370,130)	(2,261,797)
Net cash provided by (used in) financing activities		30,169	209,472	1,115,032	1,121,732
Net increase (decrease) in cash and cash equivalents		(55,831)	(387,636)	1,040,639	(814,441)
Variable Interest Entity, Primary Beneficiary
Current assets:
Cash and cash equivalents		34,549				239,874		391,182
Restricted cash		9,896				68,709		135,875
Accounts receivable (net of allowance for doubtful debt of RMB39,010 and RMB80,313 (US$11,567) as of December 31, 2015 and 2016, respectively)		80,010				555,509		630,582
Inventories		622				4,320		13,115
Short-term investments								102,300
Prepaid expenses and other current assets		91,715				636,776		548,061
Deferred tax assets		5,869				40,751		29,029
Amounts due from related parties		11,861				82,350		55,503
Total current assets		234,522				1,628,289		1,905,647
Non-current assets:
Property and equipment, net		360,302				2,501,578		2,226,653
Intangible assets, net		80,030				555,649		810,171
Land use rights, net		10,953				76,044		64,682
Goodwill		165,140				1,146,570		1,146,570
Deferred tax assets		8,111				56,312		44,688
Other non-current assets		16,250				112,822		153,772
Long-term investments		38,420				266,748		164,454
Total non-current assets		679,206				4,715,723		4,610,990
Total assets		913,728				6,344,012		6,516,637
Current liabilities:
Short-term bank borrowings		26,455				183,676		276,000
Accounts and notes payable		63,639				441,847		416,850
Accrued expenses and other payables		75,704				525,613		435,912
Advance from customers		29,007				201,397		185,800
Income tax payable		3,668				25,466		43,949
Deferred revenue		44,821				311,191		332,091
Amount due to inter-companies	[1]	175,990				1,221,897		890,988
Amount due to related parties	[2]	7,676				53,295		48,762
Current portion of capital lease obligation		29,295				203,394		123,694
Current portion of long-term bank borrowings		1,810				12,564		12,422
Deferred government grants		736				5,107		6,332
Total current liabilities		458,801				3,185,447		2,772,800
Non-current liabilities:
Amount due to inter-companies		151,625				1,052,734		1,080,118
Long-term bank borrowings		31,550				219,055		27,534
Non-current portion of capital lease obligations		83,763				581,568		543,503
Unrecognized tax benefits		3,479				24,153		11,098
Deferred tax liabilities		26,340				182,877		218,522
Deferred government grants		3,728				25,886		31,288
Deferred revenue		9,006				62,531		68,535
Mandatorily redeemable noncontrolling interests								100,000
Total non-current liabilities		309,491				2,148,804		2,080,598
Total liabilities		768,292				¥ 5,334,251		¥ 4,853,398
Net revenues		423,206	2,938,319	3,066,090	2,695,021
Net profit (loss)		(97,175)	(674,685)	(35,811)	175,521
Net cash provided by operating activities		20,361	141,364	270,358	434,865
Net cash (used in) provided by investing activities		(67,832)	(470,955)	105,635	(808,117)
Net cash provided by (used in) financing activities		25,678	178,283	(354,408)	480,045
Net increase (decrease) in cash and cash equivalents		$ (21,793)	¥ (151,308)	¥ 21,585	¥ 106,793

[1]	Amount due to inter-companies consist of intercompany payables to the other companies within the Group for the purchase of telecommunication resources and fixed assets on behalf of the Consolidated VIEs. The Consolidated VIEs had intercompany payables of RMB34,603 and RMB33,792 (US$4,867) to 21Vianet China for accrued service fees as of December 31, 2015 and 2016, respectively. Service fees paid by the Consolidated VIEs to 21Vianet China and were nil, RMB35,292 and nil for the years ended December 31, 2014, 2015 and 2016, respectively.
[2]	Information with respect to related parties is discussed in Note 24.